Financial instruments by category, Reconciliation to statement of financial position (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) mi	May 31, 2020	Dec. 31, 2019 USD ($)
Financial Assets [Abstract]
Financial assets	$ 1,490,073		$ 1,190,527
Financial Liabilities [Abstract]
Financial liabilities	6,658,891		6,020,060
Befesa Agua Tenes [Member]
Financial Assets [Abstract]
Percentage interest acquired		51.00%
Corporate Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	993,725		723,791
Project Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	5,237,614		4,852,348
Related Parties - Non-current [Member]
Financial Liabilities [Abstract]
Financial liabilities	6,810		17,115
Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	92,557		128,062
Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	328,184		298,744
Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets	1,559		5,230
Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets	$ 12,896		9,874
Percentage interest acquired	12.50%
Length of transmission lines | mi	114
Investment in Rioglass [Member]
Financial Assets [Abstract]
Financial assets	$ 2,687		7,000
Percentage interest acquired	15.12%
Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	$ 178,198		160,624
Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	331,735		317,568
Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	868,501		562,795
Other Financial Investments [Member]
Financial Assets [Abstract]
Financial assets	94,497		127,436
Amortized Cost [Member]
Financial Liabilities [Abstract]
Financial liabilities	6,330,707		5,721,316
Amortized Cost [Member] | Corporate Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	993,725		723,791
Amortized Cost [Member] | Project Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	5,237,614		4,852,348
Amortized Cost [Member] | Related Parties - Non-current [Member]
Financial Liabilities [Abstract]
Financial liabilities	6,810		17,115
Amortized Cost [Member] | Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	92,557		128,062
Amortized Cost [Member] | Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	0		0
Fair Value Through Profit or Loss [Member]
Financial Liabilities [Abstract]
Financial liabilities	328,184		298,744
Fair Value Through Profit or Loss [Member] | Corporate Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	0		0
Fair Value Through Profit or Loss [Member] | Project Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	0		0
Fair Value Through Profit or Loss [Member] | Related Parties - Non-current [Member]
Financial Liabilities [Abstract]
Financial liabilities	0		0
Fair Value Through Profit or Loss [Member] | Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	0		0
Fair Value Through Profit or Loss [Member] | Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	328,184		298,744
Amortized Cost [Member]
Financial Assets [Abstract]
Financial assets	1,472,931		1,168,423
Amortized Cost [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets	0		0
Amortized Cost [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets	0		0
Amortized Cost [Member] | Investment in Rioglass [Member]
Financial Assets [Abstract]
Financial assets	0		0
Amortized Cost [Member] | Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	178,198		160,624
Amortized Cost [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	331,735		317,568
Amortized Cost [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	868,501		562,795
Amortized Cost [Member] | Other Financial Investments [Member]
Financial Assets [Abstract]
Financial assets	94,497		127,436
Fair Value Through Other Comprehensive Income [Member]
Financial Assets [Abstract]
Financial assets	12,896		9,874
Fair Value Through Other Comprehensive Income [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets	0		0
Fair Value Through Other Comprehensive Income [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets	12,896		9,874
Fair Value Through Other Comprehensive Income [Member] | Investment in Rioglass [Member]
Financial Assets [Abstract]
Financial assets	0		0
Fair Value Through Other Comprehensive Income [Member] | Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	0		0
Fair Value Through Other Comprehensive Income [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	0		0
Fair Value Through Other Comprehensive Income [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	0		0
Fair Value Through Other Comprehensive Income [Member] | Other Financial Investments [Member]
Financial Assets [Abstract]
Financial assets	0		0
Fair Value Through Profit or Loss [Member]
Financial Assets [Abstract]
Financial assets	4,246		12,230
Fair Value Through Profit or Loss [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets	1,559		5,230
Fair Value Through Profit or Loss [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets	0		0
Fair Value Through Profit or Loss [Member] | Investment in Rioglass [Member]
Financial Assets [Abstract]
Financial assets	2,687		7,000
Fair Value Through Profit or Loss [Member] | Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	0		0
Fair Value Through Profit or Loss [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	0		0
Fair Value Through Profit or Loss [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	0		0
Fair Value Through Profit or Loss [Member] | Other Financial Investments [Member]
Financial Assets [Abstract]
Financial assets	$ 0		0
Loans Receivable [Member] | Befesa Agua Tenes [Member]
Financial Assets [Abstract]
Financial assets			$ 13,000